Restructuring - Summary of Changes in Restructuring Accrual (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Restructuring Cost And Reserve [Line Items]
Balance			$ 5.7
Severance payments			(2.9)
Accretion of interest	$ 0.1	$ 0.1	0.4	$ 0.4
Balance	3.2		3.2
2018 Restructuring Activities
Restructuring Cost And Reserve [Line Items]
Balance			4.2
Severance payments			(1.4)
Accretion of interest			0.4
Balance	$ 3.2		3.2
2019 Restructuring Activities
Restructuring Cost And Reserve [Line Items]
Balance			1.5
Severance payments			$ (1.5)